Share Capital - Schedule of Share Capital Transactions (Details) - EUR (€) € in Thousands		6 Months Ended
	Jun. 27, 2025	Jun. 30, 2025	Jun. 30, 2024
Shareholders’ equity
Equity at beginning of period		€ (65,704)	€ (1,843)
Allocation of loss 12/31/2024		0	0
Equity at end of period		(68,952)	(21,777)
Share Capital
Shareholders’ equity
Equity at beginning of period		1,423	1,414
Allocation of loss 12/31/2024		24	9
Equity at end of period		€ 1,447	€ 1,423
Number of shares
Number of shares outstanding at beginning of period (in shares)		47,426,851	47,133,328
Capital increase (in shares)		809,820	293,523
Number of shares outstanding at end of period (in shares)		48,236,671	47,426,851
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period		€ 312,743	€ 312,742
Equity at end of period		€ 312,743	€ 312,743
AGA 2023 | Share Capital
Shareholders’ equity
Allocation of loss 12/31/2024	€ 24
Number of shares
Capital increase (in shares)	809,820